2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 18,920		$ 18,920		$ 18,920	$ 63,455
Bad debt expense	0	$ 23,099	11,615	$ 39,963	106,464	141,288
Impairment charges			0	0	0	0
Intangible assets, net	$ 96,872		$ 96,872		63,755	31,054
Operating lease discount rate	8.00%		8.00%
Operating lease term	24 months		24 months
Amortization expense	$ 409	270	$ 902	337	974	0
Shipping expense	3,688,581	4,030,852	7,778,420	6,473,345	13,892,025	9,244,329
Advertising	58,944	73,086	86,612	95,356	153,878	54,412
Shipping and Handling [Member]
Shipping expense	$ 212,498	$ 81,568	$ 341,365	$ 157,768	$ 198,822	$ 490,526
Computer and Technology Equipment [Member]
Property useful lives			3 years		3 years
Furniture and Fixtures [Member]
Property useful lives					5 years
Leasehold Improvements [Member]
Property useful lives			Lease term		Lease term
Vehicles [Member]
Property useful lives			3 years		3 years
Other Equipment [Member]
Property useful lives					3 or 5 years
Software [Member]
Property useful lives					3 years